Income Taxes (Tables)	3 Months Ended
Aug. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets

The tax effects of temporary differences that give rise to deferred tax assets are presented below:

Deferred Tax Assets:
Net operating loss carryforward	$74,000
Stock-based compensation	-

Total deferred tax assets	74,000

Valuation allowance	(74,000)

Deferred tax asset, net of valuation allowance	$-

Changes in valuation allowance	$-

Schedule of Income Tax Provision

The income tax provision (benefit) consists of the following:

Federal:
Current	$22,200
Deferred	(22,200)

State and local:
Current	7,400
Deferred	(7,400)

Change in valuation allowance	-
Income tax provision (benefit)	$-

Schedule of Reconciliation of Statutory Federal Income Tax Rate

A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:

Tax benefit at federal statutory rate	(34.0)%
Other non-deductible compensation subject to SEC 162(M)	10.1%
Permanent differences	5.9%
Change in valuation allowance	18.0%
Effective income tax rate	0%